File Nos. 333-110037 811-21460

As filed with the Securities and Exchange Commission on April 1, 2020
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 51	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 52	[X]
(Check appropriate box or boxes)
PIONEER SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)
60 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (617) 742-7825
Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.
60 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):

[X]immediately upon filing pursuant to paragraph (b)

[ ]	on [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 51 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 1st day of April, 2020.

PIONEER SERIES TRUST II

By: /s/ Lisa M. Jones

Lisa M. Jones

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on April 1, 2020:

SignatureTitle

/s/ Lisa M. Jones	President (Principal Executive Officer) and Trustee
Lisa M. Jones
Mark E. Bradley*	Treasurer (Principal Financial and
Mark E. Bradley	Accounting Officer)
John E. Baumgardner, Jr.*	Trustee
John E. Baumgardner, Jr.
Diane Durnin*	Trustee
Diane Durnin
Benjamin M. Friedman*	Trustee
Benjamin M. Friedman
Lorraine H. Monchak*	Trustee
Lorraine H. Monchak
Thomas J. Perna*	Chairman of the Board and
Thomas J. Perna	Trustee

Marguerite A. Piret*	Trustee
Marguerite A. Piret
Fred J. Ricciardi*	Trustee
Fred J. Ricciardi
Kenneth J. Taubes*	Trustee
Kenneth J. Taubes
*By: /s/ Lisa M. Jones	Dated: April 1, 2020
Lisa M. Jones
Attorney-in-fact

Exhibit Index
Index Number	Description of Index
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Document
EX-101.DEF	XBRL Taxonomy Extension Definition Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase